Form N-1A Supplement	Aug. 01, 2026
WisdomTree Japan Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The following information supplement should be read in conjunction with the Prospectus for the Fund.

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Opportunities Index (the “Index”).

Effective on or about September 14, 2026 (the “Effective Date”), the methodology of the Index will be revised.

Accordingly, on the Effective Date, the Fund’s Prospectus is revised as described below.

The fourth paragraph under “Principal Investment Strategies” in the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Index Committee will categorize eligible securities into one of four Index allocations and will weight according to shareholder yield, liquidity, and market capitalization considerations.

(i) Strategic Holdings: 0-50% of the Index will be allocated to securities of Japanese companies that are strategic holdings of Berkshire Hathaway Inc. (“Berkshire Hathaway”) (i.e., companies for which Berkshire Hathaway owns more than 5% of the shares outstanding) on the Index screening date as evidenced by publicly available regulatory filings.

(ii) Total Shareholder Yields: 0-33% of the Index will be allocated to securities of Japanese companies that provide a high “total shareholder yield,” as evidenced by high return of capital to shareholders through either dividend distributions or the repurchase of shares (“buybacks”) combined with favorable earnings and dividend growth characteristics.

(iii) Corporate Governance Improvers: 0-33% of the Index will be allocated to securities of Japanese companies that have a low valuation ratio (such as a Low Price to Book ratio) and favorable earnings and dividend growth characteristics.

(iv) Thematic Opportunities: 0-50% of the Index will be allocated to securities of companies that have exposures to thematic opportunities from developments in the geopolitical space, technology trends, and macro-economic conditions.

While the Index Committee may consider a variety of qualitative and quantitative factors, including a company’s exposure to non-allied countries, when selecting companies eligible for this category, companies are selected based primarily on their exposure to the four trends described below. The list below also sets forth the expected allocation to each category under typical circumstances.

1. Geopolitical events (25-50% allocation) – Companies positioned to benefit from geopolitical considerations including, but not limited to, supply chain changes, tax policies, defense spending and alliances, or trade and tariff policies;

2. Fiscal and monetary policy shifts (5-25% allocation) – Companies better positioned for the raising and lowering of interest rates by central banks, different fiscal spending programs, and currency and policy interventions;

3. Innovations in technology (5-25% allocation) – Companies across a range of sectors including, but not limited to, the Technology and Energy Sectors that are participating in innovative solutions (i.e., new, creative, or different technologically-enabled products or services that could change an industry landscape); and

4. Shifting consumer preferences (5-15% allocation) – Companies positioned to benefit from changes in global consumer habits.

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The changes described above are not expected to affect the Fund’s fees and expenses.

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